FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Derivatives	(884)	--	(884)
Warrants	295	--		295
	$106,056	$--	$(884)	$106,940

	December 31, 2011	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible debentures Series E	$27,157	$27,157	$--	$--
Tower's loans (including current maturities)(*)	93,845	--	--	93,845
Derivatives	458	--	458	--
Warrants and previously bifurcated conversion option	2,268	--	--	2,268
	$123,728	$27,157	$458	$96,113

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
	Tower's loans (including current maturities)	Warrants
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)

	Tower's loans (including current maturities)	Warrants and previously bifurcated conversion option
As of January 1, 2011 - at fair value	$119,882	$20,892
Settlement of an embedded derivative in shares	(12,087)	--
Warrants exercise	--	(521)
Loan repayment	(30,000)	--
Total losses (gains) unrealized in earnings	16,050	(18,103)
As of December 31, 2011 - at fair value	$93,845	$2,268
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$16,050	$(18,103)